Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions
2. Acquisitions
Airpas Aviation
In April 2016, we completed the acquisition of Airpas Aviation, a software provider and consultancy company which offers route profitability and cost management software solutions. We acquired all of the outstanding stock and ownership interest of Airpas Aviation for net cash consideration of $9 million. Assets acquired and liabilities assumed were recorded at their estimated fair values as of the acquisition date. The allocation of purchase price includes $12 million of assets acquired, primarily consisting of $5 million of goodwill, not deductible for tax purposes, and $5 million of intangible assets. The intangible assets consist mainly of $4 million of acquired customer relationships with a useful life of 10 years and $1 million of purchased technology with a useful life of 5 years. Airpas Aviation is integrated and managed as part of our Airline Solutions segment. The acquisition of Airpas Aviation did not have a material impact to our consolidated financial statements, and therefore pro forma information is not presented.
Trust Group
In January 2016, we completed the acquisition of the Trust Group, a central reservations, revenue management and hotel marketing provider, expanding our presence in Europe, the Middle East, and Africa ("EMEA") and Asia Pacific ("APAC"). The net cash consideration for the Trust Group was $156 million. The acquisition was funded using proceeds from our 5.25% senior secured notes due in 2023 and cash on hand. The Trust Group has been integrated and is managed as part of our Hospitality Solutions segment.
Purchase Price Allocation
A summary of the acquisition price and estimated fair values of assets acquired and liabilities assumed as of the date of acquisition is as follows (in thousands):

Cash and cash equivalents	$4,209
Accounts receivable	10,564
Other current assets	917
Goodwill	98,930
Intangible assets:
Customer relationships	52,292
Purchased technology	23,362
Trademarks and brand names	2,183
Property and equipment, net	1,556
Current liabilities	(11,091)
Deferred income taxes	(22,548)
Total acquisition price	$160,374

The goodwill recognized reflects expected synergies from combined operations and also the acquired assembled workforce of the Trust Group in EMEA and APAC. The goodwill recognized is assigned to our Hospitality Solutions segment and is not deductible for tax purposes. The weighted-average useful lives of the intangible assets acquired are 13 years for customer relationships, 2 years for purchased technology and 2 years for trademarks and brand names.
The acquisition of the Trust Group did not have a material impact to our consolidated financial statements, and therefore pro forma information is not presented.
Abacus
On July 1, 2015, we completed the acquisition of the remaining 65% interest in Abacus International Pte Ltd, a Singapore-based business-to-business travel e-commerce provider that serves the Asia-Pacific region, which is now named SAPPL. Prior to the acquisition, SAPPL was 65% owned by a consortium of 11 airlines and the remaining 35% was owned by us. Separately, SAPPL has signed new long-term agreements with the consortium of 11 airlines to continue to utilize the GDS. In the third and fourth quarters of 2015, SAPPL completed the acquisition of the remaining interest in three national marketing companies, Abacus Distribution Systems (Hong Kong), Abacus Travel Systems (Singapore) and Abacus Distribution Systems Sdn Bhd (Malaysia) (the “NMCs” and, together with SAPPL, “Abacus”). SAPPL previously owned noncontrolling interests in the NMCs. The net cash consideration for Abacus was $443 million, which includes the effect of the net working capital adjustments. The acquisition was funded with a combination of cash on hand and a $70 million draw on our revolving credit facility, which has since been repaid.
Purchase Price Allocation
A summary of the acquisition price and estimated fair values of assets acquired and liabilities assumed as of the date of acquisition is as follows (in thousands), which includes estimates for contingent liabilities of $25 million related to tax uncertainties:

Cash and cash equivalents	$65,641
Accounts receivable, net	49,099
Other current assets	12,522
Intangible assets:
Customer relationships	319,000
Reacquired rights(1)	113,500
Purchased technology	14,000
Supplier agreements	13,000
Trademarks and brand names	4,000
Property and equipment, net	6,402
Other assets	66,423
Current liabilities	(123,307)
Noncurrent liabilities	(44,245)
Noncurrent deferred income taxes	(78,054)
Goodwill	292,267
710,248
Fair value of Sabre Corporation's previously held equity investment in SAPPL	(200,000)
Fair value of SAPPL's previously held equity investment in national marketing companies	(1,880)
Total acquisition price	$508,368
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(1) In connection with the acquisition of Abacus, we reacquired certain contractual rights that provided Abacus the exclusive right, within the Asia-Pacific region, to operate and profit from the Sabre GDS.

In connection with our acquisition of Abacus, we recognized a gain of $78 million for the year ended December 31, 2015, as a result of the remeasurement of our previously-held 35% equity interest in Abacus to its fair value as of the acquisition date. The fair value of the previously-held equity interest of $202 million in Abacus was estimated by applying a market approach and an income approach. The fair value measurement of the previously-held equity interest is based on significant inputs not observable in the market, and therefore represents Level 3 measurements (see Note 10. Fair Value Measurements, for a description of the fair value hierarchy). The fair value estimate for the previously-held equity interest is based on (i) a discount rate commensurate with the risks and inherent uncertainty in the business, (ii) an assumed long-term sustainable growth rate based on our most recent views of the long-term outlook, and (iii) assumed financial multiples of reporting entities deemed to be similar to Abacus. In addition, we recognized a gain of $12 million for year the ended December 31, 2015, associated with the settlement of a pre-existing agreement between us and SAPPL related to data processing services. The $78 million remeasurement gain and the $12 million settlement gain are reflected in other, net in our consolidated statements of operations. In the first quarter of 2017, we recognized a $16 million reversal of a liability resulting from renegotiation of an agreement with a travel agency in March 2017 that was considered to be out of market in our purchasing accounting. The $16 million reversal is included as a reduction of cost of revenue in our consolidated statement of operations for the year ended December 31, 2017.

The goodwill recognized reflects expected synergies from combined operations and also the acquired assembled workforce of Abacus. The goodwill recognized is assigned to our Travel Network business and is not deductible for tax purposes. The useful lives of the intangible assets acquired are 20 years for customer relationships, 7 years for reacquired rights, 3 years for purchased technology, 7 years for supplier agreements and 2 years for trademarks and brand names.
Unaudited Pro Forma Financial Information
The following unaudited pro forma results of operations information give effect to the acquisitions of Abacus as if it occurred on January 1, 2014. The unaudited pro forma results of operations information include adjustments to: (i) eliminate historical revenue and cost of revenue between us, SAPPL and the NMCs; (ii) remove historical amortization recognized by SAPPL associated with its upfront incentive consideration and software developed for internal use, which are replaced by acquired intangible assets; and (iii) add amortization expense associated with acquired intangible assets.
    The following unaudited pro forma results of operations information is presented in thousands:

Year Ended December 31,
2015
Revenue	$3,109,310
Income from continuing operations	165,006
Net income attributable to common stockholders	475,933

The unaudited pro forma financial information is for informational purposes only and is not necessarily indicative of what our financial performance would have been had the acquisition been completed on the date assumed nor is such unaudited pro forma combined financial information necessarily indicative of the results to be expected in any future period.